Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	1.98750%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$977,299.13

Principal:
Principal Collections	$13,403,205.90
Prepayments in Full	$5,679,449.24
Liquidation Proceeds	$189,791.20
Recoveries	$43,735.28
Sub Total	$19,316,181.62
Collections	$20,293,480.75

Purchase Amounts:
Purchase Amounts Related to Principal	$102,638.87
Purchase Amounts Related to Interest	$307.23
Sub Total	$102,946.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,396,426.85

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,396,426.85
Servicing Fee	$363,675.59	$363,675.59	$0.00	$0.00	$20,032,751.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,032,751.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,032,751.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,032,751.26
Interest - Class A-3 Notes	$261,764.70	$261,764.70	$0.00	$0.00	$19,770,986.56
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$19,633,946.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,633,946.56
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$19,582,892.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,582,892.23
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$19,544,475.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,544,475.98
Regular Principal Payment	$17,758,163.38	$17,758,163.38	$0.00	$0.00	$1,786,312.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,786,312.60
Residual Released to Depositor	$0.00	$1,786,312.60	$0.00	$0.00	$0.00
Total		$20,396,426.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,758,163.38
Total					$17,758,163.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,758,163.38	$58.19	$261,764.70	$0.86	$18,019,928.08	$59.05
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$17,758,163.38	$16.87	$488,275.28	$0.46	$18,246,438.66	$17.33

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$225,983,914.04	0.7404453	$208,225,750.66	0.6822600
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$381,393,914.04	0.3623316	$363,635,750.66	0.3454610

Pool Information
Weighted Average APR	2.718%	2.710%
Weighted Average Remaining Term	36.76	35.93
Number of Receivables Outstanding	27,774	27,247
Pool Balance	$436,410,707.47	$416,651,124.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$403,271,444.71	$385,216,887.59
Pool Factor	0.3814232	0.3641533

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$6,249,766.87
Yield Supplement Overcollateralization Amount	$31,434,236.88
Targeted Overcollateralization Amount	$53,015,373.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,015,373.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$384,497.79
(Recoveries)		89	$43,735.28
Net Loss for Current Collection Period			$340,762.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9370%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9283%
Second Prior Collection Period			0.6600%
Prior Collection Period			0.6424%
Current Collection Period			0.9587%
Four Month Average (Current and Prior Three Collection Periods)			0.7973%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,950	$7,750,215.37
(Cumulative Recoveries)			$895,150.90
Cumulative Net Loss for All Collection Periods			$6,855,064.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5991%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,974.47
Average Net Loss for Receivables that have experienced a Realized Loss			$3,515.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	279	$5,525,187.81
61-90 Days Delinquent	0.19%	36	$804,721.59
91-120 Days Delinquent	0.03%	5	$107,199.51
Over 120 Days Delinquent	0.14%	27	$585,025.70
Total Delinquent Receivables	1.69%	347	$7,022,134.61

Repossession Inventory:
Repossessed in the Current Collection Period		25	$522,073.13
Total Repossessed Inventory		40	$883,966.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2640%
Prior Collection Period			0.2736%
Current Collection Period			0.2496%
Three Month Average			0.2624%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3593%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer